Prepaid Expenses and Other Receivables	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Receivables
Prepaid Expenses and Other Receivables

Note 7 - Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consisted of the following:

	June 30,	December 31,
	2025	2024

Loan receivable – others (i)	$1,180,267	$1,377,787
Others	123,638	160,227
Total	$1,303,905	$1,538,014

(i) As of June 30, 2025 and 2024, the Group advanced $1,180,267 and $1,377,787 to two third parties for working capital purpose. The advances are unsecured, non-interest bearing and due on demand.